Share-based payments - Share purchase plan (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Nov. 11, 2014 MXN ($)	Nov. 30, 2019 MXN ($)	Nov. 30, 2018 MXN ($)	Nov. 30, 2017 MXN ($)	Nov. 30, 2014 MXN ($)	Dec. 31, 2019 EquityInstruments shares	Dec. 31, 2018 EquityInstruments shares	Dec. 31, 2017 EquityInstruments shares
Share purchase plan
Forfeited during the year						(294,541)	(121,451)
Share purchase plan
Share purchase plan
Special bonus granted | $					$ 10,831
Special bonus net of withheld taxes | $	$ 7,059
Cost of extensions to LTIP approved | $		$ 86,772	$ 63,961	$ 15,765
Cost of extensions net of withheld taxes | $		$ 56,407	$ 41,590	$ 10,108
Outstanding at beginning of the year						3,553,295	820,088	618,048
Purchased during the year | shares						2,694,600	3,208,115	547,310
Exercised/vested during the year						(959,614)	(353,457)	(345,270)
Forfeited during the year						(173,090)	(121,451)
Outstanding at end of the year						5,115,191	3,553,295	820,088